Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions

FOR THE YEAR ENDED DECEMBER 31	NOTE	AROs	Other (1)	Total
January 1, 2022		182	226	408
Additions		12	38	50
Usage		(4)	(38)	(42)
Reversals		(25)	(29)	(54)
December 31, 2022		165	197	362
Current	23	28	46	74
Non-current	28	137	151	288
December 31, 2022		165	197	362
(1) Other includes environmental, legal, vacant space and other provisions.